Schedule of Subsidiaries With Non-controlling Interests (Details)		6 Months Ended	12 Months Ended
		Dec. 31, 2023	Jun. 30, 2023		Jun. 30, 2022
AKCM pty ltd [member]
IfrsStatementLineItems [Line Items]
Principal Place of Business/ Country of Incorporation	[1]		Australia
Class of Shares	[1]		Ordinary
Parent, Ownership Interest	[1]		85.00%		85.00%
Non-Controlling Interest, Ownership Interest		15.00%	15.00%	[1]	15.00%	[1]
Ak operations llc [member]
IfrsStatementLineItems [Line Items]
Principal Place of Business/ Country of Incorporation			USA
Class of Shares			Ordinary
Parent, Ownership Interest			100.00%		100.00%
Non-Controlling Interest, Ownership Interest
Ak custom mining llc [member]
IfrsStatementLineItems [Line Items]
Principal Place of Business/ Country of Incorporation			USA
Class of Shares			Ordinary
Parent, Ownership Interest			100.00%		100.00%
Non-Controlling Interest, Ownership Interest
Alaska range resources llc [member]
IfrsStatementLineItems [Line Items]
Principal Place of Business/ Country of Incorporation			USA
Class of Shares			Ordinary
Parent, Ownership Interest			100.00%
Non-Controlling Interest, Ownership Interest

[1]	AKCM (Aust) Pty Ltd is the immediate parent of AK Operations LLC and AK Custom Mining LLC.